Employee benefits (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Employee Benefits [Abstract]
Expected Contributions to plan on gratuity fund, net defined benefit liability asset	₨ 89,083
Contributions to plan, net defined benefit liability (asset)	244,403	₨ 194,451	₨ 135,589
Contributions to plan by employer, net defined benefit liability (asset)	₨ 19,912	₨ 17,537